Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Statement of Financial Position [Abstract]
Allowance for loan losses	$ 131,534	$ 129,257
Goodwill	$ 301,368	$ 301,368
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	135,539,806	135,343,417
Common stock, shares outstanding (in shares)	78,841,463	82,710,911
Treasury stock, shares (in shares)	56,698,343	52,632,506